Going Concern (Details Narrative) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Accumulated deficit	$ (12,350,179)	$ (10,777,797)	$ (8,195,626)
Working capital deficit	$ (822,850)	$ (279,970)